Cover	Sep. 21, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-31343
Entity Registrant Name	Associated Banc-Corp
Entity Central Index Key	0000007789
Entity Tax Identification Number	39-1098068
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	433 Main Street
Entity Address, City or Town	Green Bay
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54301
City Area Code	920
Local Phone Number	491-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ASB
Security Exchange Name	NYSE
Series E Preferred Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shrs, each representing 1/40th intrst in a shr of 5.875% Non-Cum. Perp Pref Stock, Srs E
Trading Symbol	ASB PrE
Security Exchange Name	NYSE
Series F Preferred Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shrs, each representing 1/40th intrst in a shr of 5.625% Non-Cum. Perp Pref Stock, Srs F
Trading Symbol	ASB PrF
Security Exchange Name	NYSE
Fixed Rate 6. 625 Percentage Reset Subordinated Notes Due 2033 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.625% Fixed-Rate Reset Subordinated Notes due 2033
Trading Symbol	ASBA
Security Exchange Name	NYSE